Equity - Schedule of Consolidated Balance Sheets (Details) - $ / shares	Jun. 30, 2026	Dec. 31, 2025
Condensed Balance Sheet Statements, Captions [Line Items]
Number of ordinary shares – authorized	2,166,666,666	2,166,666,666
Number of ordinary shares – issued and outstanding	5,481,104	2,436,907
Par value (in Dollars per share)	$ 0.0000462	$ 0.0000462
Deficit Equity [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Number of ordinary shares – authorized	2,166,666,666	2,166,666,666
Number of ordinary shares – issued and outstanding	5,481,104	2,436,907
Par value (in Dollars per share)	$ 0.0000462	$ 0.0000462